Share-based payments -Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 GBP (£)
Share Incentive Plans | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	3,042,020		3,473,092		3,042,020	3,473,092	3,305,966	3,305,966
Number of non-vested shares, awarded	1,135,103	1,135,103	1,499,374	1,499,374
Number of non-vested shares, forfeited	250,853	250,853	159,669	159,669
Number of non-vested shares, Cancelled	(33,563)	(33,563)	(51,773)	(51,773)
Number of non-vested shares, vested	1,281,759	1,281,759	1,120,806	1,120,806
Weighted average fair value at grant date, non-vested shares at beginning balance					£ 31.43	£ 27.23		£ 26.00
Weighted average fair value at grant date, non-vested shares, awarded		£ 39.49		£ 32.50
Weighted average fair value at grant date, non-vested shares, forfeited		30.26		29.46
Weighted average fair value at grant date, non-vested shares, cancelled		26.52		25.82
Weighted average fair value at grant date, non-vested shares, vested		£ 27.54		£ 30.41
Share Incentive Plans | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	2,613,930		2,933,237		2,613,930	2,933,237	2,986,080	2,986,080
Number of non-vested shares, awarded	943,315	943,315	1,156,078	1,156,078
Number of non-vested shares, forfeited	185,062	185,062	127,905	127,905
Number of non-vested shares, Cancelled	(36,613)	(36,613)	(95,203)	(95,203)
Number of non-vested shares, vested	1,040,947	1,040,947	985,813	985,813
Weighted average fair value at grant date, non-vested shares at beginning balance | $	$ 61.71		$ 54.15				$ 53.32
Weighted average fair value at grant date, non-vested shares, awarded | $	78.36		61.05
Weighted average fair value at grant date, non-vested shares, forfeited | $	64.60		53.61
Weighted average fair value at grant date, non-vested shares, cancelled | $	52.84		51.18
Weighted average fair value at grant date, non-vested shares, vested | $	$ 55.30		$ 60.06
Management share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,666,082		1,897,318		1,666,082	1,897,318
Weighted average fair value at grant date, non-vested shares at beginning balance					£ 32.52	£ 27.99
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	669,678	669,678	653,776	653,776
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)		£ 40.03		£ 35.33
Management share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,520,292		1,617,838		1,520,292	1,617,838
Weighted average fair value at grant date, non-vested shares at beginning balance | $	$ 64.06		$ 55.42
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	570,173	570,173	577,083	577,083
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $	$ 80.87		$ 67.93
Bonus deferral plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	203,900		281,994		203,900	281,994
Weighted average fair value at grant date, non-vested shares at beginning balance					£ 37.86	£ 25.53
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	221,198	221,198	170,036	170,036
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)		£ 37.69		£ 34.44
Bonus deferral plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	127,423		153,966		127,423	153,966
Weighted average fair value at grant date, non-vested shares at beginning balance | $	$ 71.93		$ 52.83
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	108,001	108,001	88,644	88,644
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $	$ 75.36		$ 69.98
Global employee share plans [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	1,102,322		1,196,937		1,102,322	1,196,937
Weighted average fair value at grant date, non-vested shares at beginning balance					£ 28.68	£ 26.42
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	451,710	451,710	382,585	382,585
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)		£ 39.06		£ 33.56
Global employee share plans [member] | Rio Tinto Limited [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	966,215		1,161,433		966,215	1,161,433
Weighted average fair value at grant date, non-vested shares at beginning balance | $	$ 56.66		$ 52.54
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	473,420	473,420	466,308	466,308
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $	$ 78.78		$ 65.10
UK share plan [member] | Rio Tinto plc [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of non-vested shares at beginning balance	69,716		96,843		69,716	96,843
Weighted average fair value at grant date, non-vested shares at beginning balance					£ 29.90	£ 27.14
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	16,968	16,968	11,120	11,120
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)		£ 38.21		£ 34.56